Income Tax -Temporary differences between the carrying amounts of assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	$ 82,116	$ 81,788
Non-capital loss carry-forwards
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	29,192	37,505
Exploration and evaluation properties
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	19,937	16,521
Capital loss carry-forward
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	21,542	20,059
Other
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	$ 11,445	$ 7,703